Concentration of Credit Risk	9 Months Ended
Sep. 30, 2015
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

Note 3 - Concentration of Credit Risk

For the nine months ended September 30, 2015 and 2014, the following customers accounted for the following percentages of the Company’s revenues, respectively.

Customer	2015	2014
A	25%	25%
B	21%	-%
C	13%	9%
D	4%	46%

As of September 30, 2015 and December 31, 2014, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively.

Customer	2015	2014
A	44%	22%
B	13%	25%
C	1%	35%